Basis of preparation	9 Months Ended
Sep. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
Statement of Compliance
These unaudited condensed consolidated interim financial statements as of and for the three and nine months ended September 30, 2021 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2020.
Functional and reporting currency
These unaudited condensed consolidated interim financial statements are presented in United States Dollars (“USD” or “$”), which is the Company’s functional currency and the Group’s reporting currency.
A subsidiary of the Company, ADCT UK, has a functional currency of the British Pound (“GBP”). The following exchange rates have been used for the translation of the financial statements of ADCT UK:

	Nine Months Ended September 30,
	2021	2020
USD / GBP
Closing rate, GBP 1	1.34593	1.28717
Weighted average exchange rate, GBP 1	1.39209	1.26423
Basis of Consolidation
The unaudited condensed consolidated interim financial statements incorporate the financial statements of the Company and entities controlled by the Company. Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. In addition, the Company acquired a 49% equity interest in Overland ADCT BioPharma (CY) Limited (“Overland ADCT BioPharma”) during December 2020 which the Company accounts for under the equity method of accounting (see note 11, “Interest in Joint Venture”). The consolidated entities include:

	Ownership Interest
	September 30, 2021	December 31, 2020
ADCT America	100%	100%
ADCT UK	100%	100%
Use of estimates and judgements
The preparation of the unaudited condensed consolidated interim financial statements in conformity with IAS 34 requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
Estimates are based on management’s knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
In preparing these unaudited condensed consolidated interim financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty included those that applied to the consolidated financial statements for the year ended December 31, 2020. In addition, significant judgements were required in implementing the Company’s revenue recognition accounting policy as set out in note 3, “Significant accounting policies”. In particular, significant judgement was required in determining the Company’s gross-to-net (“GTN”) sales adjustments and reversals of previously recorded impairment charges related to inventory costs. Significant judgements were also used in the model to estimate the total amount of future payments and the timing of such associated with the royalty purchase agreement with HealthCare Royalty Partners (“HCR”). In particular, significant judgements were made by the Company based on revenue projections as well as the achievement of certain milestones associated with the royalty purchase agreement with HCR. Further information with respect to the model, judgements and assumptions are set out in note 15, “Deferred royalty obligation”.
Selling and marketing (“S&M”) expenses
S&M expenses relate to the build-out of the commercial organization as the Company prepared for the launch of ZYNLONTA (formerly known as loncastuximab tesirine or Lonca). Prior to December 31, 2020, S&M expenses were reported within General and administrative (“G&A”) expenses within the unaudited condensed consolidated interim statement of operations. The unaudited condensed consolidated interim statement of operations and notes thereto for the period ended September 30, 2020 have been recast to conform S&M expenses to the current period presentation. The Company began presenting S&M expenses for the year ended December 31, 2020 in the Company’s annual report on Form 20-F.
Share Subscription Agreement
During the second quarter of 2021, ADCT issued 1,500,000 common shares to ADCT America pursuant to a share subscription agreement and immediately repurchased these shares to hold as treasury shares for purposes of administering the Company's long-term incentive program. As of September 30, 2021, the Company held 1,520,974 treasury shares.
Open Market Sale Agreement
On June 4, 2021, the Company entered into an open market sale agreement with Jefferies LLC (“Jefferies”), to sell its common shares from time to time through an “at the market” offering program (the “ATM Facility”). The ATM Facility provides the Company the opportunity to sell its common shares with an aggregate offering price of up to USD 200.0 million. For the quarter ended September 30, 2021, there have been no shares sold under the ATM Facility. The Company capitalizes transaction costs within Other current assets in the Company’s unaudited condensed consolidated interim balance sheet when costs are incurred associated with the ATM Facility at inception and if and when shares are sold under the ATM Facility in the future. If and when the Company sells shares under the ATM, capitalized transaction costs will be offset against the sale proceeds and will be recorded as a reduction of share premium within the Company’s unaudited condensed consolidated interim balance sheet. At the end of each quarter, if the Company determines that it is not probable that shares will be sold under the ATM Facility by the end of a quarter, the Company will write-off capitalized transaction costs incurred during that respective quarter in the unaudited condensed consolidated interim statement of operations. The Company capitalized KUSD 147 of transaction costs within Other current assets in connection with the establishment of the ATM Facility as of September 30, 2021, which will be offset against the sales proceeds from the initial sale of shares under the ATM Facility, when such sale is to occur.